Document And Entity Information	Sep. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity Registrant Name	GOLD.COM, INC.
Entity Central Index Key	0001591588
Entity Emerging Growth Company	false
Entity File Number	001-36347
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-2464169
Entity Address, Address Line One	1550 Scenic Avenue
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	844
Local Phone Number	455-4653
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	GOLD
Security Exchange Name	NYSE